Commitments	12 Months Ended
Dec. 31, 2025
Commitments [Abstract]
Commitments
26.
Commitments

a.
On December 12, 2019, for Mexico’s airports, the SICT approved to the Company the MDP for the period 2020-2024. In August 2020, the Company presented to the Aeronautical Authority an adjustment proposal for the extraordinary review of the MDP due to the negative effects of the COVID-19 pandemic, postponing investment that were scheduled to conclude in 2024, now will end in 2026, which was authorized by authority in November 2020.
b.
On August 27, 2024 for the airports in Mexico, the SICT authorized the Company the MDP for the period 2025-2029.

Below are shown the investments committed through the period:

Year	Committed amount
2025	Ps.	10,946,670
2026		7,360,817
2027		8,788,093
2028		6,852,096
2029		9,237,283
	Ps.	43,184,959

The committed amounts above are expressed in pesos of purchasing power as of December 31, 2022.

c.
In the same way AAJ approved the committed investments of the MDP for USD$111.7 million for MBJA and USD$101.4 million for PACKAL, through the 2020-2024 period. In December 2020, the AAJ granted MBJA and PACKAL the capital investment deferral for 2020, so they can start in June 2021. During 2023, 2024, and 2025, MBJA made investments for USD$11.6 million, USD$12.5 million and USD$13.4 million, respectively, and PACKAL for USD$2.6 million, USD$22.4 million and USD$23.5 million, respectively, in 2023, 2024 and 2025.
d.
On June 6, 2025, the AAJ authorized investments for Jamaica's airports for the period 2026-2030, amounting to USD$85.2 million for PACKAL and USD$118.1 million for MBJA.
e.
In March 2023, the AFAC authorized 100% compliance with the MDP for fiscal year 2022.
f.
In March 2024, the AFAC authorized 100% compliance with the MDP for fiscal year 2023.
g.
In March 2025, the AFAC authorized 100% compliance with the MDP for fiscal year 2024